Patents and Trademarks, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure

Note 11 — Patents and Trademarks, Net

	December 31, 2012	December 31, 2011

Patents and Trademarks	$803,687	$1,081,851
Less: Accumulated Amortization	(252,380)	(361,252)

Net	$551,307	$720,599

Total amortization expense for patents and trademarks for the years ending December 31, 2012 and 2011 it was $59,396 and $68,033, respectively. The estimated aggregate annual amortization expense for each of the next five fiscal years is $53,579. We recorded an impairment charge of $64,703 representing cost of $171,868, less accumulated amortization of $107,165 for the year ending December 31, 2012. We recorded an impairment charge of $28,576 representing cost of $39,352, less accumulated amortization of $10,776 in 2011 regarding our abandoned patents and trademarks.